Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2020
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of fair value measurements, nonrecurring
	November 30, 2020		November 30, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,791,791	1,784,646	1,744,813	1,778,988
Promissory notes payable(i)	163,758	163,758	159,863	159,863

(i)	The Company calculates the interest rate for the Debentures and promissory notes payable based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debentures and the promissory notes payable.

Schedule of past due financing receivables
	November 30,	November 30,
	2020	2019
	$	$

Accounts receivable	66,384	177,202
Other receivable	500,000	—
Less allowance for doubtful accounts	—	—
Total trade and other receivables, net	566,384	177,202

Not past due	566,384	177,202
Past due for more than 31 days
but no more than 120 days	—	—
Past due for more than 120 days	—	—
Total trade and other receivables, gross	566,384	177,202

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,103,966	—	—	—	—	4,103,966
Accrued liabilities	1,780,272	—	—	—	—	1,780,272
Employee costs payable	1,665,236	—	—	—	—	1,665,236
Operating lease liability (Note 9)	40,976	40,976	40,976	40,976	—	163,904
Convertible debentures (Note 7)	1,300,000	500,000	—	—	—	1,800,000
Promissory notes payable (Note 7)	163,758	—	—	—	—	163,758
Total contractual obligations	9,054,208	540,976	40,976	40,976	—	9,677,136